Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income / (loss)	$ 99,913	$ (14,641)	$ 236,592	$ (25,365)
Limited Partner [Member]
Net income / (loss)	$ 97,914	$ (14,348)	$ 231,860	$ (24,859)
Income / (loss) attributable to:
Weighted average units outstanding basic	22,653,219	10,847,487	17,041,426	10,846,405
Earnings / (loss) per unit basic	$ 4.32	$ (1.32)	$ 13.61	$ (2.29)
Weighted average units outstanding diluted	22,739,569	10,847,487	17,127,776	10,846,405
Earnings / (loss) per unit diluted	$ 4.31	$ (1.32)	$ 13.54	$ (2.29)
Earnings / (loss) per unit distributed basic	0.05	0.05	0.10	0.35
Earnings / (loss) per unit distributed diluted	0.05	0.05	0.10	0.35
Earnings/ (loss) per unit undistributed basic	4.27	(1.37)	13.51	(2.64)
Earnings / (loss) per unit undistributed diluted	$ 4.26	$ (1.37)	$ 13.44	$ (2.64)